Financial risk management - Treasury credit risk (Details) £ in Millions	Mar. 31, 2021 GBP (£)
Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 2,259
Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	500
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	1,232
Double ‘A+’ G7 sovereign entities (AA+)
Disclosure of credit risk exposure [line items]
Maximum limit	2,054
Bottom of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	822
Bottom of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	288
Top of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	1,027
Top of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	411
Long-term limit | Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	1,129
Long-term limit | Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	0
Long-term limit | Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	616
Long-term limit | Double ‘A+’ G7 sovereign entities (AA+)
Disclosure of credit risk exposure [line items]
Maximum limit	1,027
Long-term limit | Bottom of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	411
Long-term limit | Bottom of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	144
Long-term limit | Top of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	513
Long-term limit | Top of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 205